FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 16,290	$ 13,595	$ 11,596
Payables from securities financing transactions measured at amortized cost	12,320	9,870	4,202
Cash collateral payables on derivative instruments	31,445	32,240	36,436
Customer deposits	521,657	507,844	527,171
Funding from UBS Group AG measured at amortized cost	61,445	63,093	56,147
Debt issued measured at amortized cost	62,561	54,733	59,499
Other financial liabilities measured at amortized cost excluding lease liabilities	8,600	7,500	7,200
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	16,300	13,600	11,600
Payables from securities financing transactions measured at amortized cost	12,300	9,900	4,200
Cash collateral payables on derivative instruments	31,400	32,200	36,400
Customer deposits	521,400	507,200	526,900
Funding from UBS Group AG measured at amortized cost	60,300	61,200	55,700
Debt issued measured at amortized cost	62,000	54,000	58,900
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 8,600	$ 7,500	$ 7,200